Share-Based Compensation - Schedule of Options Granted (Details) - $ / shares			6 Months Ended	12 Months Ended
		Jan. 25, 2021	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Number of options, options outstanding at beginning of the period			45,500	46,750		31,750
Number of options, total options outstanding at end of the period				45,500		46,750
Number of options exercisable at the end of the period				33,000		29,125
Weighted average exercise price, options outstanding at beginning of the period			$ 33.46	$ 33.64		$ 30.63
WAEP options granted (Notes 9a and 9b)			$ 21.12			40.00
Weighted average exercise price, total options outstanding at end of the period				33.46		33.64
Weighted average exercise price, options exercisable at the end of the period				$ 30.98		$ 29.79
2021 Employee Share Option Plan [Member]
Number of options, options outstanding at beginning of the period	[1]		45,500
Number of options granted (Notes 9a and 9b)			86,392
Number of options, total options outstanding at end of the period			131,892	45,500	[1]
Number of options exercisable at the end of the period			108,564
Weighted average exercise price, options outstanding at beginning of the period			$ 40.00
WAEP options granted (Notes 9a and 9b)			40.00
Weighted average exercise price, total options outstanding at end of the period		$ 40	40.00	$ 40.00
Weighted average exercise price, options exercisable at the end of the period			$ 40.00

[1]	Following the disclosed above in Note 9a, as of June 30, 2020 (unaudited) and December 31, 2020, 45,500 Old Options were outstanding under the 2015 ESOP with a weighted average exercise price (WAEP) of $33.46 (out of which 33,000 Old Options were exercisable with a WAEP of $30.98). During the six months ended June 30, 2020 and the year ended December 31, 2020, no options were granted under the 2015 ESOP. In addition, during the year ended December 31, 2020, 1,250 Old Options were forfeited and expired